Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	3/31/2013

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	434,352 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	8,955		393,443(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	7,942		216,460 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	5,958		139,559(SH)	SLE	NO	NO
BP PLC				SPONSORED ADR	055622104	1,911		45,128(SH)	SLE	NO	NO
BANK OF NEW YORK MELLON CORP	COM		064058100	8,062		288,021 (SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	7,354		126,199 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	3,984		90,469 (SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       9,267		1,185,077(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,225		401,610(SH)	SLE	NO	NO
BRITISH AMERN TOB PLC		SPONSORED ADR	110448107	7,730		72,209(SH)	SLE	NO	NO
CANADIAN NATL RY CO		COM		136375102	1,094		10,911(SH)	SLE	NO	NO
CLOROX CO DEL			DEL		189054109	8,489		95,890 (SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	6,853		169,458(SH)	SLE	NO	NO
CURRENCYSHARES SWEDISH KRONA	SWEDISH KRONA	23129R108	728		4,757(SH)	SLE	NO	NO
DR PEPPER SNAPPLE GROUP INC	COM		26138E109	3,162		67,341(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	8,902		122,631(SH)	SLE	NO	NO
ETFS PLATINUM TR		SH BEN INT	26922V101	16,373		106,158(SH)	SLE	NO	NO
ENCANA CORP			COM		292505104	6,534		335,782(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	9,070		125,500(SH)	SLE	NO	NO
ISHARES SILVER TRUST		ISHARES		46428Q109	4,072		148,440(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	586		20,565(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	321		10,942(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	19,256		592,307(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	8,863		 108,709(SH)	SLE	NO	NO
KELLOGG CO			COM		487836108	8,447		131,097 (SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	9,637		98,352(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,665		160,027(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	9,974		128,402(SH)	SLE	NO	NO
NORFOLK SOUTHERN CORP		COM		655844108	8,665		112,410 (SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	4,802		109,594(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	3,454		64,754(SH)	SLE	NO	NO
PEMBINA PIPELINE CORP		COM		706327103	8,861		280,424(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,802		 35,413(SH)	SLE	NO	NO
PHILIP MORRIS INTL INC		COM		718172109	7,966		85,923(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	237		7,213(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	9,176		 175,791(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	8,224		106,720(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	13,369		488,819(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	6,748		 113,081(SH)	SLE	NO	NO
ROGERS COMMUNICATIONS INC	CL B		775109200	1,534		30,073(SH)	SLE	NO	NO
ROYAL DUTCH SHELL PLC		SPON ADR B	780259107	1,725		25,823(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	51,417		 332,863(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	36,531		251,386(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	439		11,225(SH)	SLE	NO	NO
SOUTHERN CO			COM		842587107	3,548		75,613 (SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	5,737		233,032(SH)	SLE	NO	NO
SYNGENTA AG			SPONSORED ADR	87160A100	657		7,850(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	4,030		83,120(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	9,078		214,924(SH)	SLE	NO	NO
UNITED PARCEL SERVICE INC	CL B		911312106	8,235		95,866(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	575		5,713(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	6,221		175,632(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	8,859		180,235(SH)	SLE	NO	NO
VODAPHONE GROUP PLC NEW		SPONS ADR NEW	92857W209	7,980		280,974(SH)	SLE	NO	NO
WESTAR ENERGY INC		COM		95709T100	7,824		235,818(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	8,244		277,574(SH)	SLE	NO	NO